Contents of Significant Accounts - Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets (Detail)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [abstract]
Cash	17.00%	25.00%
Equity instruments	51.00%	43.00%
Debt instruments	24.00%	26.00%
Others	8.00%	6.00%